Pension and Postretirement Plans (Fair Value of Pension Plan Assets) (Details 10) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	$ 2,343,471	$ 2,042,490	$ 2,234,268
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	2,343,471	2,042,490
Cash equivalents and other short-term investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	255,515	223,448
Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	1,242,139	1,074,528
Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | International [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	138,640	120,735
Equity funds [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	706,202	622,865
Total investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	2,342,496	2,041,576
Receivables [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	975	914
Level 1 [Member] | Cash equivalents and other short-term investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	73,877	61,438
Level 1 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	1,242,139	1,074,528
Level 1 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | International [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	138,640	120,735
Level 1 [Member] | Equity funds [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	0	0
Level 1 [Member] | Total investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	1,454,656	1,256,701
Level 2 [Member] | Cash equivalents and other short-term investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	181,638	162,010
Level 2 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	0	0
Level 2 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | International [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	0	0
Level 2 [Member] | Equity funds [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	0	0
Level 2 [Member] | Total investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	181,638	162,010
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	706,202	622,865	$ 0
Level 3 [Member] | Cash equivalents and other short-term investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	0	0
Level 3 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	0	0
Level 3 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | International [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	0	0
Level 3 [Member] | Equity funds [Member] | Fair Value, Measurements, Recurring [Member] | U.S. [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	706,202	622,865
Level 3 [Member] | Total investments [Member] | Fair Value, Measurements, Recurring [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets at fair value	$ 706,202	$ 622,865